Equity (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total number of ordinary shares
Disclosure of classes of share capital [line items]
Outstanding, shares, beginning of period	47,325,438	47,325,438	47,325,438
Capital increase in cash number of shares	5,403,125	0	0
Capital increase via exercise warrants on, number of shares	162,198	0	0
Outstanding, shares, end of period	52,890,761	47,325,438	47,325,438
Total shareholders' capital [member]
Disclosure of classes of share capital [line items]
Outstanding, beginning of period	€ 2,729	€ 2,729	€ 2,729
Capital increase in cash - public offering	312	0	0
Expenses directly attributable to public offering	0	0	0
Equity-settled share-based payment expense	0	0	0
Capital increase via exercise warrants	9	0	0
Outstanding, end of period	3,050	2,729	2,729
Total share-premium [member]
Disclosure of classes of share capital [line items]
Outstanding, beginning of period	79,839	79,019	78,098
Capital increase in cash - public offering	59,575	0	0
Expenses directly attributable to public offering	(4,003)	0	0
Equity-settled share-based payment expense	633	820	921
Capital increase via exercise warrants	593	0	0
Outstanding, end of period	€ 136,637	€ 79,839	€ 79,019